LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Composition of Right-of-Use Assets	The Following table is the composition of right-of-use assets by type:
	As of January 1, 2019	As of December 31, 2019

Facility	151	253
Vehicles	15	7
Total right-of-use asset	166	260

Schedule of Summarize Contractual Obligations
The following table summarize the contractual obligations:

	Payments due by period
	Total	Less than 1 year	1 - 3 years
	(In thousands)
Operating leases for facility and vehicles as of December 31, 2018	$123	$87	$36
Operating leases for facility and vehicles as of December 31, 2019	$346	$177	$169

Schedule of Leases
twelve months ended December 31, 2019

Depreciation expense:
Facility	121
Vehicles	9
Financial expense	55
Cash paid for amounts included in the measurement of lease liabilities	169
Right of use assets obtained in exchange for new operating lease liabilities	224